Direct Dial: 212-407-4935
e-mail: fstoller@loeb.com

December 12, 2005

John Reynolds, Assistant Director Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re:	Star Maritime Acquisition Corp. Form S-1 Registration Statement File No. 333-125662

Dear Mr. Reynolds:

On behalf of our client, Star Maritime Acquisition Corp., a Delaware corporation (the “Company,”), we transmit herewith for filing with the Securities and Exchange Commission (the “Commission”), pursuant to Section 6 of and Regulation C under the Securities Act of 1933, as amended, and Rule 101(a)(1)(i) of Regulation S-T under the Commission's Electronic Data Gathering and Retrieval System (EDGAR), one complete electronic version of Amendment No. 6 (“Amendment No. 6”) to the Company’s Registration Statement on Form S-1 (No. 333-125662) (together, the “Registration Statement”), including one complete electronic version of the exhibits filed therewith.

Amendment No. 6 responds to the comments set forth in the Staff’s letter dated December 7, 2005 (the “Letter”) as follows:

Comment Number	Response
General

1.

In accordance with our discussions with the Staff over the last several days, Amendment No. 6 has been revised to reflect that the 1,132,500 units being purchased by management will now be purchased in a private placement that will occur immediately prior to the public offering. Accordingly, the number of units covered by the Registration Statement has been reduced to reflect an offering of 18,675,000 units (and up to an additional 2,830,125 units to cover over-allotments). The “as adjusted” columns and the “Use of Proceeds” and “Dilution” sections in the Registration have been presented in accordance with the presentations contained in the final prospectus filed by Palm, Inc. in March 2000 in connection with its initial public offering.

Securities and Exchange Commission
December 12, 2005

2.	The language indicating that the Company will dissolve if a business combination cannot be completed in the disclosed time frame will be reinserted in the final prospectus.

Your prompt attention to this filing would be greatly appreciated. Should you have any questions concerning any of the foregoing please contact me by telephone at (212) 407-4935.

Sincerely,

/s/ Fran M. Stoller
Fran M. Stoller
Loeb & Loeb LLP